Revenue, government financing for research expenditures and sales - Disclosure of variance of deferred revenue (Details) - Deferred revenue - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 14,481	€ 37,912
Recognition in P&L	(9,675)	(34,075)
Proceeds	6,500	47,687
Transfer from / (to) collaboration liabilities	(283)	(34,094)
Contract liabilities at end of period	11,024	17,427
Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	14,481	20,159
Recognition in P&L	(9,503)	(16,440)
Proceeds	0	47,687
Transfer from / (to) collaboration liabilities	(283)	(34,094)
Contract liabilities at end of period	4,696	17,312
Sapphire (Sanofi options)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0
Recognition in P&L	0
Proceeds	5,000
Transfer from / (to) collaboration liabilities	0
Contract liabilities at end of period	5,000
Sapphire (Sanofi services)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0
Recognition in P&L	(172)
Proceeds	1,500
Transfer from / (to) collaboration liabilities	0
Contract liabilities at end of period	€ 1,328
Preclinical molecules
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period		17,400
Recognition in P&L		(17,400)
Proceeds		0
Transfer from / (to) collaboration liabilities		0
Contract liabilities at end of period		0
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period		353
Recognition in P&L		(235)
Proceeds		0
Transfer from / (to) collaboration liabilities		0
Contract liabilities at end of period		€ 117